Inventories - Components of Inventories (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 69,900,000	$ 63,900,000
Work in process	44,100,000	34,500,000
Finished products	116,900,000	104,000,000
Inventory, Net, Total	$ 230,924,000	$ 202,412,000